Supplement to the
Strategic Advisers® Small-Mid Cap Fund
April 29, 2013
As Revised October 25, 2013
Prospectus

The following information replaces the biographical information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" for MFS on page 8.

Thomas H. Wetherald (co-manager) has managed MFS' portion of the fund's assets since September 2013. Michael Grossman (co-manager) has managed MFS' portion of the fund's assets since December 2013.

The following information supplements the biographical information found in the "Fund Management" section for MFS on page 21.

Michael Grossman has managed MFS' portion of the fund's assets since December 2013. Mr. Grossman is an Investment Officer of MFS and has been employed in the Investment area of MFS since 2005.

The following information supplements the biographical information found in the "Fund Management" section for RS Investments on page 21.

Melissa Chadwick-Dunn has been a member of RS Growth Team since 2001. Melissa has been a co-portfolio manager and analyst of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. Before joining the firm in 2001, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A. Melissa holds a B.A. in economics and an M.A. in international relations from the University of Chicago and an M.B.A. from the Wharton School of Business.

D. Scott Tracy has been a member of the RS Growth Team since 2001. Scott has been a co-portfolio manager and analyst of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. Prior to joining RS Investments in 2001, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Scott holds a B.A. in history from Trinity College and an M.B.A. from the University of California at Berkeley. Scott is a CFA Charterholder.

SMC-14-02  March 21, 2014
1.919462.112

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
April 29, 2013
As Revised October 25, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

As of November 30, 2013, the subadvisory agreement between Strategic Advisers, Inc. and Fred Alger Asset Management, Inc. (Alger Management) on behalf of the Strategic Advisers Small-Mid Cap Multi-Manager Fund has expired. As a result, all references to Alger Management are deleted from this prospectus. Additional information regarding the Fund's remaining sub-advisers may be found in the prospectus and statement of additional information.

The following information replaces the biographical information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" for MFS on page 8.

Thomas H. Wetherald (co-manager) has managed MFS' portion of the fund's assets since September 2013. Michael Grossman (co-manager) has managed MFS' portion of the fund's assets since December 2013.

The following information supplements the biographical information found in the "Fund Management" section for MFS on page 31.

Michael Grossman has managed MFS' portion of the fund's assets since December 2013. Mr. Grossman is an Investment Officer of MFS and has been employed in the Investment area of MFS since 2005.

AMM-14-02  March 21, 2014
1.936609.110

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class F
April 29, 2013
As Revised October 25, 2013
Prospectus

As of November 30, 2013, the subadvisory agreement between Strategic Advisers, Inc. and Fred Alger Asset Management, Inc. (Alger Management) on behalf of the Strategic Advisers Small-Mid Cap Multi-Manager Fund has expired. As a result, all references to Alger Management are deleted from this prospectus. Additional information regarding the Fund's remaining sub-advisers may be found in the prospectus and statement of additional information.

The following information replaces the biographical information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" for MFS on page 7.

Thomas H. Wetherald (co-manager) has managed MFS' portion of the fund's assets since September 2013. Michael Grossman (co-manager) has managed MFS' portion of the fund's assets since December 2013.

The following information supplements the biographical information found in the "Fund Management" section for MFS on page 23.

Michael Grossman has managed MFS' portion of the fund's assets since December 2013. Mr. Grossman is an Investment Officer of MFS and has been employed in the Investment area of MFS since 2005.

AMM-F-14-01  March 21, 2014
1.965094.104

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class L and Class N
November 4, 2013
Prospectus

As of November 30, 2013, the subadvisory agreement between Strategic Advisers, Inc. and Fred Alger Asset Management, Inc. (Alger Management) on behalf of the Strategic Advisers Small-Mid Cap Multi-Manager Fund has expired. As a result, all references to Alger Management are deleted from this prospectus. Additional information regarding the Fund's remaining sub-advisers may be found in the prospectus and statement of additional information.

The following information replaces the biographical information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" for MFS on page 8.

Thomas H. Wetherald (co-manager) has managed MFS' portion of the fund's assets since September 2013. Michael Grossman (co-manager) has managed MFS' portion of the fund's assets since December 2013.

The following information supplements the biographical information found in the "Fund Management" section for MFS on page 27.

Michael Grossman has managed MFS' portion of the fund's assets since December 2013. Mr. Grossman is an Investment Officer of MFS and has been employed in the Investment area of MFS since 2005.

AMM-L-AMM-N-14-01  March 21, 2014
1.9585472.101